SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 44.1%
Asset Backed Securities - 19.0%
$ 1,100,000 AMSR Trust, 1.63%, 07/17/37 (a) $ 1,110,815
1,735,000 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 1,735,101
1,000,000 ARM Master Trust LLC, 1.42%,
01/15/24 (a) 999,953
240,480 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
1.03%, 07/25/29 (b) 241,067
1,100,000 Carvana Auto Receivables Trust, 0.49%,
03/10/26 1,098,374
1,759,029 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 1,832,625
187,715 CCG Receivables Trust REMIC, 3.09%,
12/15/25 (a) 188,453
1,301,340 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 1,304,485
1,841,951 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,871,675
188,172 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 189,344
1,644,449 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,670,544
638,688 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 631,972
824,753 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 840,577
676,957 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 698,457
780,000 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 782,072
1,271,181 DLL Securitization Trust, 2.08%,
02/21/23 (a) 1,281,103
1,159,992 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 1,169,210
1,408,369 FirstKey Homes Trust, 1.34%,
09/17/25 (a) 1,408,499
925,000 Freed ABS Trust, 5.50%, 06/18/27 (a) 952,760
217,710 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 0.85%,
08/25/48 (a)(b) 218,270
1,650,000 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
0.78%, 08/25/70 (b) 1,650,000
1,159,600 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 1,179,542
840,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.67%, 10/15/31 (a)(b) 854,139
Principal
Amount
Security
Description Value
$ 1,600,000 NMEF Funding, LLC, 0.81%,
12/15/27 (a) $ 1,599,747
1,236,389 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,238,755
1,642,491 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 1,658,404
359,409 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.82%, 12/24/33 (a)(b) 355,491
89,832 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
0.65%, 12/24/33 (a)(b) 88,884
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 895,731
1,755,000 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,721,883
1,201,995 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.18%,
10/25/21 (b) 1,197,917
1,054,623 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.83%,
07/25/22 (b) 1,064,139
615,033 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 1.88%,
07/25/23 (b) 620,869
762,946 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.68%,
04/25/23 (b) 769,388
1,187,158 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 1,217,014
282,489 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 284,813
1,065,000 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 1,064,439
1,078,298 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 1,112,373
912,110 Sofi Professional Loan Program, LLC
(USD 1 Month LIBOR + 1.20%),
1.29%, 06/25/33 (a)(b) 917,753
1,118,283 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 1,183,811
464,102 Toyota Auto Receivables Owner Trust,
1.67%, 11/15/22 465,136
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,387,405
1,420,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,423,772
45,176,761

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-Agency Commercial Mortgage Backed Securities - 12.3%
$ 1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 $ 1,727,977
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,933,257
1,615,000 BPR Trust (USD 1 Month LIBOR +
1.25%), 1.32%, 02/15/29 (a)(b) 1,615,000
1,277,135 BX Commercial Mortgage Trust (USD
1 Month LIBOR + 1.00%), 1.07%,
11/15/32 (a)(b) 1,281,136
510,000 BX Trust (USD 1 Month LIBOR +
0.70%), 0.77%, 01/15/34 (a)(b) 510,913
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 958,298
1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,249,650
934,897 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 985,996
1,555,963 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.90%,
09/10/45 (a)(c) 21,678
942,808 COMM Mortgage Trust Interest Only
REMIC, 1.15%, 03/10/46 (c) 8,051
382,482 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 395,957
1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.00%, 11/15/36 (a)(b) 1,266,176
1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 0.87%,
02/15/38 (a)(b) 1,601,904
890,809 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.63%,
08/10/44 (a)(c) 9
792,546 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 796,495
633,098 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/15/49 669,202
430,141 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 438,511
1,156,105 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,196,750
1,976,519 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 1,974,631
2,200,000 KKR Industrial Portfolio Trust (USD
1 Month LIBOR + 0.55%), 0.62%,
12/15/37 (a)(b) 2,200,679
1,000,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.80%),
0.87%, 04/15/38 (a)(b) 1,000,626
1,217,803 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,279,327
Principal
Amount
Security
Description Value
$ 1,211,201 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 1.10%, 12/15/48 (c) $ 12,665
829,750 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 862,018
1,012,502 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,016,539
1,026,437 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 1,029,293
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 0.97%, 07/15/39 (a)(b) 1,450,434
1,422,442 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(c) 1,417,373
227,741 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 229,479
29,130,024
Non-Agency Residential Mortgage Backed Securities - 12.8%
241,158 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.96%, 12/25/33 (a)(b) 239,257
1,044,806 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.42%, 05/28/44 (b) 1,045,747
48,991 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.20%, 04/28/39 (b) 48,999
732,777 BRAVO Residential Funding Trust,
0.77%, 11/25/69 (a)(b) 733,019
1,492,157 BRAVO Residential Funding Trust,
0.77%, 01/25/70 (a)(b) 1,494,212
675,693 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 690,149
519,402 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 495,742
1,935,891 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,976,278
921,228 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 922,514
1,969,191 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(c) 1,968,394
19 Citicorp Residential Mortgage Trust
REMIC, 4.97%, 07/25/36 (d) 19
1,029,260 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 1,070,088
665,060 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 689,869
70,349 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 74,030

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,184 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/31/21 $ 1,072
384,505 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 388,909
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.22%,
02/25/33 (b) 158,162
97,288 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.88%,
12/25/37 (a)(d) 98,621
281,755 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 287,023
101,841 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 102,004
1,343,954 Finance of America HECM Buyout,
0.88%, 02/25/31 (a)(c) 1,344,599
580,451 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 575,758
662,883 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 670,636
20,347 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.75%), 0.84%,
05/25/36 (a)(b) 20,338
584,136 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 589,838
866,537 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 878,541
48,800 JPMorgan Mortgage Trust, 3.50%,
01/25/47 (a)(c) 48,794
1,050,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.89%, 11/25/53 (a)(b) 1,051,170
1,420,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.70%),
0.81%, 02/25/55 (a)(b) 1,420,000
1,068,656 MFRA Trust, 0.85%, 01/25/56 (a)(c) 1,063,937
915,982 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 928,836
454,173 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(c) 492,593
40,567 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 43,228
72,928 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 77,122
115,721 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 122,681
Principal
Amount
Security
Description Value
$ 20,103 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.82%, 03/25/35 (b) $ 20,161
1,137,885 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(c) 1,144,269
30,855 Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates REMIC
(USD 1 Month LIBOR + 0.98%),
1.07%, 10/25/34 (b) 31,282
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.59%, 03/25/22 (b) 10,219
989 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 1,053
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 10/25/21 4,900
14,365 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 14,381
294,435 Sequoia Mortgage Trust REMIC,
3.50%, 11/25/46 (a)(c) 295,272
1,660,000 Station Place Securitization Trust (USD
1 Month LIBOR + 0.65%), 0.74%,
01/26/54 (a)(b) 1,660,889
1,815,825 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 1,867,010
1,427,597 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,476,627
275,517 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 280,932
565,535 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 575,738
60,157 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 60,287
1,029,919 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 1,045,680
169,014 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 171,368
13,528 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 13,521
30,485,768
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $104,283,816) 104,792,553
Corporate Bonds - 34.2%
Communication Services - 1.3%
2,364,000 AT&T, Inc., 1.70%, 03/25/26 2,388,980
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 704,681
3,093,661
Consumer Discretionary - 6.3%
1,320,000 AMC Networks, Inc., 4.25%, 02/15/29 1,331,550
283,000 Dollar General Corp., 3.25%, 04/15/23 295,317

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,925,000 Dollar General Corp., 3.88%, 04/15/27 $ 2,158,191
380,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 402,800
2,275,000 Lennar Corp., 4.50%, 04/30/24 2,488,281
1,261,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,253,686
324,000 Levi Strauss & Co., 5.00%, 05/01/25 330,480
1,931,000 McDonald's Corp., MTN, 3.70%,
01/30/26 2,145,810
1,390,000 Starbucks Corp., 3.10%, 03/01/23 1,449,613
881,000 The Walt Disney Co., 1.75%, 01/13/26 905,859
824,000 TWDC Enterprises 18 Corp., 2.75%,
08/16/21 826,571
1,439,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,513,745
15,101,903
Consumer Staples - 1.6%
1,011,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,041,670
395,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 454,420
2,205,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,328,239
3,824,329
Energy - 0.4%
945,000 Valero Energy Corp., 1.20%, 03/15/24 953,176
Financials - 10.4%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 710,044
1,965,000 Bank of America Corp., 2.88%,
04/24/23 (c) 2,005,258
775,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (c) 828,308
2,011,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,062,632
2,155,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,385,460
2,195,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 2,167,217
1,035,000 JPMorgan Chase & Co., 3.25%,
09/23/22 1,072,316
2,003,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 2,152,295
985,000 Morgan Stanley, MTN, 2.63%,
11/17/21 993,884
960,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,011,661
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,498,996
1,890,000 Regions Financial Corp., 3.80%,
08/14/23 2,015,202
2,810,000 The Goldman Sachs Group, Inc.,
0.67%, 03/08/24 (c) 2,815,021
Principal
Amount
Security
Description Value
$ 475,000 Truist Financial Corp., MTN, 3.20%,
09/03/21 $ 476,254
2,100,000 Wells Fargo & Co., 3.75%, 01/24/24 2,258,444
24,452,992
Health Care - 1.0%
2,165,000 Agilent Technologies, Inc., 3.88%,
07/15/23 2,298,016
Industrials - 5.2%
2,310,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 2,469,243
2,305,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,511,807
1,907,000 Roper Technologies, Inc., 2.80%,
12/15/21 1,925,102
1,200,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,193,925
1,525,000 TTX Co., 3.60%, 01/15/25 (a) 1,665,076
2,453,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 2,647,051
12,412,204
Information Technology - 6.7%
1,928,000 eBay, Inc., 2.75%, 01/30/23 1,995,166
250,000 eBay, Inc., 3.45%, 08/01/24 268,628
2,265,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,512,629
2,290,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 (a) 2,415,083
995,000 Oracle Corp., 3.40%, 07/08/24 1,066,608
2,549,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 2,619,097
2,610,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,552,684
2,310,000 Xilinx, Inc., 2.95%, 06/01/24 2,441,822
15,871,717
Materials - 0.9%
2,047,000 Albemarle Corp., 4.15%, 12/01/24 2,239,608
Utilities - 0.4%
880,000 Berkshire Hathaway Energy Co.,
3.75%, 11/15/23 940,116
Total Corporate Bonds (Cost $79,834,774) 81,187,722
Government & Agency Obligations - 18.5%
GOVERNMENT SECURITIES - 14.4%
Municipals - 1.7%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 501,024
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 552,629
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 251,694
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 236,541

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 $ 375,537
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,415,832
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 235,108
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 168,981
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 166,595
3,903,941
Treasury Inflation Index Securities - 0.6%
1,381,888 U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/22 (e) 1,419,241
U.S. Treasury Securities - 12.1%
13,745,000 U.S. Treasury Note, 1.63%, 11/15/22 14,022,048
12,830,000 U.S. Treasury Note, 2.75%, 11/15/23 13,566,221
1,090,000 U.S. Treasury Note, 2.13%, 05/15/25 1,150,929
28,739,198
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 4.1%
Federal Home Loan Mortgage Corp. - 2.2%
459,204 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 463,644
723,869 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 750,512
1,500,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,540,107
452,711 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 76,454
208,519 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 15,726
153,830 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 20,332
82,605 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 83,532
215,583 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 218,700
527,296 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 545,693
73,881,584 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 199
333,677 FRESB Multifamily Mortgage Pass-
Through Trust, 2.16%, 04/25/22 (c) 334,368
1,125,613 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 1,174,968
5,224,235
Principal
Amount
Security
Description Value
Federal National Mortgage Association - 0.5%
$ 190,462 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 $ 200,258
713,163 Federal National Mortgage Association
Interest Only, 0.86%, 02/25/22 (c) 951
930,239 Federal National Mortgage Association
Interest Only, 0.30%, 01/25/22 (c) 1,149
1,517,739 Federal National Mortgage Association
Interest Only, 0.50%, 07/25/22 (c) 3,172
374,482 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39 (c) 18,319
619,208 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 635,045
14,886 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 15,123
154,294 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 161,112
174,559 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 179,215
1,214,344
Government National Mortgage Association - 1.4%
1,381,166 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,382,823
121,351 Government National Mortgage
Association #559205, 7.25%,
09/15/31 121,496
161,509 Government National Mortgage
Association #559220, 7.00%,
01/15/33 161,703
111,133 Government National Mortgage
Association #610022, 5.60%,
08/15/34 111,267
344,674 Government National Mortgage
Association #632798, 5.13%,
11/15/34 345,088
615,613 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 688,457
369,265 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 380,515
405 Government National Mortgage
Association REMIC #751404, 5.20%,
06/20/61 (c) 405
3,191,754
Total Government & Agency Obligations (Cost
$42,879,861) 43,692,713

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 07/30/21), 8.85% (c)(f) $ 542,300
Total Preferred Stocks (Cost $564,327) 542,300
Short-Term Investments - 2.8%
Investment Company - 2.8%
6,743,671 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (g) 6,743,671
Total Short-Term Investments (Cost $6,743,671) 6,743,671
Investments, at value - 99.8% (Cost $234,306,449) 236,958,959
Other assets in excess of liabilities - 0.2% 513,597
NET ASSETS - 100.0% $ 237,472,556
(a) 144a Security, which is exempt from registration under the Securities
Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors.
As of June 30, 2021, the aggregate value of these liquid securities were
$104,192,658 or 43.9% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2021.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2021.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30,
2021.
(e) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f) Perpetual maturity security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
ABS Asset Backed Security
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 27.5%
Asset Backed Securities - 8.9%
$ 1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) $ 1,249,972
840,000 CF Hippolyta, LLC, 1.53%,
03/15/61 (a) 845,610
1,115,247 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 1,103,520
1,406,612 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 1,393,178
758,445 EDvesti nU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 760,055
575,000 Freed ABS Trust, 5.50%, 06/18/27 (a) 592,257
1,100,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.67%, 10/15/31 (a)(b) 1,118,515
1,005,000 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 1,005,161
328,092 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.82%, 12/24/33 (a)(b) 324,516
814,000 Progress Residential Trust, 1.52%,
07/17/38 (a) 813,986
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 435,000
973,446 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.18%,
10/25/21 (b) 970,144
1,426,566 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.83%,
07/25/22 (b) 1,439,437
354,153 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.68%,
04/25/23 (b) 357,143
696,810 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 714,334
339,401 Social Professional Loan Program,
2.34%, 04/25/33 (a) 345,241
182,124 Social Professional Loan Program,
2.49%, 01/25/36 (a) 183,745
664,133 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 703,050
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 597,411
1,418,606 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,400,358
1,632,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,636,336
17,988,969
Principal
Amount
Security
Description Value
Non-Agency Commercial Mortgage Backed Securities - 7.5%
$ 1,200,000 American Tower Trust #1, 3.07%,
03/15/23 (a) $ 1,205,837
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 1,009,545
960,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 1,079,250
20,685 CFCRE Commercial Mortgage Trust
REMIC, 3.83%, 12/15/47 20,673
2,361,929 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.90%,
09/10/45 (a)(c) 32,906
942,808 COMM Mortgage Trust Interest Only
REMIC, 1.15%, 03/10/46 (c) 8,051
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.00%, 11/15/36 (a)(b) 1,621,506
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 1,019,263
1,349,288 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.63%,
08/10/44 (a)(c) 14
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,714,483
1,325,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.85%),
0.92%, 05/15/23 (a)(b) 1,327,513
975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 1,041,934
1,068,752 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,073,014
791,823 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 794,026
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 931,290
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,708,628
748,317 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.89%,
10/15/45 (a)(c) 11,509
173,684 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 175,010
2,507,099 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 2.03%,
11/15/45 (a)(c) 41,326
318,189 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 323,090
15,138,868
Non-Agency Residential Mortgage Backed Securities - 11.1%
285,441 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.96%, 12/25/33 (a)(b) 283,191

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 569,185 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.42%, 05/28/44 (b) $ 569,698
54,870 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.20%, 04/28/39 (b) 54,879
982,521 BRAVO Residential Funding Trust,
0.77%, 11/25/69 (a)(b) 982,846
1,444,432 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 1,378,634
1,139,967 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 1,141,559
23 Citicorp Residential Mortgage Trust
REMIC, 4.97%, 07/25/36 (d) 23
712,907 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 741,187
717,646 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 744,417
485,578 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 510,986
128,405 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 134,486
23,042 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 23,684
1,184 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/31/21 1,072
1,061,271 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 1,117,654
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.22%,
02/25/33 (b) 158,162
87,048 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.88%,
12/25/37 (a)(d) 88,240
270,918 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 275,983
83,160 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 83,293
877,872 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 870,775
960,000 Flagstar Mortgage Trust, 2.50%,
07/25/48 (a)(c) 980,147
835,333 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 856,738
691,548 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 699,636
14,667 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.75%), 0.84%,
05/25/36 (a)(b) 14,661
Principal
Amount
Security
Description Value
$ 222,528 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) $ 224,700
455,865 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 462,180
1,340,898 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 1,376,583
575,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.89%, 11/25/53 (a)(b) 575,641
187,095 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 189,058
535,962 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 573,995
397,189 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 418,925
223,747 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 238,425
185,634 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 196,310
412,409 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 437,214
23,836 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.82%, 03/25/35 (b) 23,905
1,744,273 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,786,158
1,050,491 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,076,384
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.59%, 03/25/22 (b) 11,997
48,377 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 48,429
1,051,152 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 1,074,817
512,451 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 524,356
1,029,888 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,065,259
73,880 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 74,040
276,751 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 280,986
235,833 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 239,118
26,187 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 26,175
22,636,606
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $55,043,135) 55,764,443

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Corporate Bonds - 34.5%
Communication Services - 2.1%
$ 1,700,000 Alphabet, Inc., 2.25%, 08/15/60 $ 1,499,226
1,180,000 AT&T, Inc., 5.15%, 03/15/42 1,479,231
1,224,000 Verizon Communications, Inc., 4.27%,
01/15/36 1,456,346
4,434,803
Consumer Discretionary - 7.7%
1,130,000 AMC Networks, Inc., 4.25%, 02/15/29 1,139,888
690,000 Comcast Corp., 4.15%, 10/15/28 798,714
620,000 Comcast Corp., Class A, 3.30%,
02/01/27 681,334
1,340,000 Dollar General Corp., 3.50%, 04/03/30 1,472,089
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 742,000
1,450,000 Lennar Corp., 4.50%, 04/30/24 1,585,938
1,265,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,257,663
312,000 Levi Strauss & Co., 5.00%, 05/01/25 318,240
1,365,000 McDonald's Corp., 3.63%, 09/01/49 1,512,607
615,000 Newell Brands, Inc., 4.00%, 06/15/22 626,685
410,000 Newell Brands, Inc., 4.70%, 04/01/26 457,199
1,235,000 NIKE, Inc., 3.88%, 11/01/45 1,482,683
775,000 Starbucks Corp., 2.00%, 03/12/27 796,058
1,242,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,491,778
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,173,833
15,536,709
Consumer Staples - 1.3%
800,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 824,269
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 609,728
1,040,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 1,125,133
2,559,130
Financials - 9.0%
1,235,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 1,308,812
1,275,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 1,396,410
1,375,000 CBRE Services, Inc., 2.50%, 04/01/31 1,392,507
1,308,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,455,733
1,489,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,476,013
1,420,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,486,181
1,050,000 KeyCorp, MTN, 2.25%, 04/06/27 1,087,185
785,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 843,510
1,295,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,453,414
Principal
Amount
Security
Description Value
$ 400,000 Regions Financial Corp., 3.80%,
08/14/23 $ 426,498
350,000 The Charles Schwab Corp., 3.85%,
05/21/25 387,045
947,000 The Chubb Corp., 6.80%, 11/15/31 1,334,368
1,300,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,432,487
1,290,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,454,475
1,325,000 Wells Fargo & Co., 3.00%, 04/22/26 1,424,716
18,359,354
Health Care - 0.5%
934,000 Becton Dickinson and Co., 3.73%,
12/15/24 1,017,078
Industrials - 5.0%
1,509,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,492,961
1,430,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,529,468
1,160,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,482,071
1,397,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,524,983
1,197,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,514,057
815,000 TTX Co., 4.60%, 02/01/49 (a) 1,042,796
1,368,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,476,219
10,062,555
Information Technology - 6.1%
655,000 Applied Materials, Inc., 1.75%,
06/01/30 647,732
1,333,000 eBay, Inc., 3.60%, 06/05/27 1,480,710
1,411,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,565,262
1,340,000 NVIDIA Corp., 3.50%, 04/01/50 1,512,722
1,175,000 Oracle Corp., 2.30%, 03/25/28 1,205,558
1,185,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,496,128
1,500,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 1,541,250
1,488,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 1,403,333
1,465,000 Xilinx, Inc., 2.38%, 06/01/30 1,489,185
12,341,880
Materials - 1.4%
1,211,000 Albemarle Corp., 5.45%, 12/01/44 1,531,121
959,000 The Mosaic Co., 5.45%, 11/15/33 1,200,724
2,731,845
Real Estate - 0.7%
1,255,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,420,868

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Utilities - 0.7%
$ 1,039,000 PacifiCorp, 6.25%, 10/15/37 $ 1,479,034
Total Corporate Bonds (Cost $65,351,248) 69,943,256
Government & Agency Obligations - 36.8%
GOVERNMENT SECURITIES - 11.9%
Municipals - 1.9%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 501,024
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 342,116
190,792 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 196,019
285,000 Kearney School District, Nebraska GO,
1.38%, 12/15/28 278,668
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 681,591
340,000 New York City Water & Sewer System,
New York RB, 5.72%, 06/15/42 509,754
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 361,790
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 122,813
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 280,855
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 595,737
3,870,367
Treasury Inflation Index Securities - 0.9%
1,519,455 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,810,060
U.S. Treasury Securities - 9.1%
6,940,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,938,503
2,340,000 U.S. Treasury Note, 2.13%, 05/15/25 2,470,802
1,580,000 U.S. Treasury Note, 2.25%, 02/15/27 1,688,687
5,525,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,427,881
18,525,873
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 24.9%
Federal Home Loan Mortgage Corp. - 12.3%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 863,831
1,694,224 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 1,710,497
660,354 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 722,096
16,353 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 17,483
Principal
Amount
Security
Description Value
$ 760,729 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 $ 801,390
248,671 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 271,201
219,556 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 239,468
1,349,794 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,438,596
480,723 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 536,279
531,302 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 580,401
1,045,532 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 1,151,126
1,114,365 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 188,194
254,632 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 274,898
293,492 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 297,361
33,494 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 33,600
168,880 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 174,773
184,130 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 188,903
90,870 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 92,250
283,420 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 288,190
942,592 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 01/15/55 969,433
232,453 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 239,175
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 1,041,771
78,713,309 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 212
414,455 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 444,954
1,028,929 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 1,075,864
595,412 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) 622,974
889,171 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 988,121
511,642 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 534,077
1,453,686 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 1,528,390

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 884,407 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 $ 900,120
1,190,864 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 1,243,202
880,149 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 890,304
543,295 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 572,759
1,185,459 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 1,210,085
733,607 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 752,875
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,591,769
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 530,906
25,007,528
Federal National Mortgage Association - 10.9%
5,322 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 5,368
122,338 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 139,823
97,525 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 107,509
13,955 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 15,568
11,054 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 11,740
92,404 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 103,083
495,477 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 528,075
20,558 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 21,843
208,007 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 233,923
37,148 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 44,084
439,890 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 485,854
137,896 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 153,486
21,432 Federal National Mortgage Association
#AL5404, 3.98%, 08/01/21 (c) 21,495
492,842 Federal National Mortgage Association
#AL9970, 3.42%, 02/01/27 (c) 513,263
2,098,881 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 2,344,168
1,278,292 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,416,603
469,129 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 512,656
Principal
Amount
Security
Description Value
$ 669,216 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 $ 743,668
943,042 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 1,031,899
500,229 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 533,571
996,125 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 1,077,589
811,028 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 886,206
565,481 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 596,988
559,948 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 606,654
279,102 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 297,918
557,328 Federal National Mortgage Association
Interest Only, 0.86%, 02/25/22 (c) 743
2,192,290 Federal National Mortgage Association
Interest Only, 0.50%, 07/25/22 (c) 4,582
581,642 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39 (c) 28,453
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,166,190
710,000 Federal National Mortgage Association
REMIC, 3.50%, 12/25/37 732,641
1,404,779 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 1,502,765
582,933 Federal National Mortgage Association
REMIC, 4.15%, 04/25/29 (c) 643,473
139,508 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 145,672
243,301 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 268,681
145,790 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 163,518
357,051 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 366,575
132,201 Federal National Mortgage Association
REMIC, 1.50%, 01/25/40 132,444
599,885 Federal National Mortgage Association
REMIC, 3.00%, 08/25/43 616,061
763,814 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 790,932
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 1,057,542
945,563 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 945,223
21,998,529

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
INCOME FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government National Mortgage Association - 1.7%
$ 694,003 Government National Mortgage
Association, 2.85%, 04/16/50 $ 710,971
613,006 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 653,632
596,966 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 638,679
1,213,946 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,357,590
810 Government National Mortgage
Association REMIC #751404, 5.20%,
06/20/61 (c) 810
3,361,682
Total Government & Agency Obligations (Cost
$70,479,450) 74,574,039
Shares
Security
Description Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
3,183,439 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (g) 3,183,439
Total Short-Term Investments (Cost $3,183,439) 3,183,439
Investments, at value - 100.4% (Cost $194,057,272) 203,465,177
Other liabilities in excess of assets - (0.4)% (764,028)
NET ASSETS - 100.0% $ 202,701,149
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2021, the aggregate value of these liquid securities were $53,114,301 or
26.2% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2021.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2021.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
ABS Asset Backed Security
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.9%
GOVERNMENT SECURITIES - 98.0%
Municipals - 98.0%
Nebraska - 96.6%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 295,878
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 350,035
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 312,743
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 395,030
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 210,741
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 185,671
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 177,550
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 256,722
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 218,127
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 223,081
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 54,379
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 118,210
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 397,763
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 832,562
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 87,970
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 350,263
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 182,879
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 398,549
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 394,576
Principal
Amount
Security
Description Value
$ 235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 $ 246,096
480,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 499,887
375,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 384,374
400,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/30 530,706
250,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 3.13%,
09/01/30 258,586
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 116,215
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 58,008
350,000 City of Norfolk NE, Nebraska GO,
0.65%, 05/15/24 350,316
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 382,771
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 546,320
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 225,449
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 614,250
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 694,741
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 234,937
470,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 484,403
190,000 City of Omaha NE, Nebraska RB,
5.00%, 02/01/26 195,391
355,000 City of Omaha NE, Nebraska Special
Tax Bond, 5.00%, 01/15/28 437,346
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 225,621
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 4.00%, 04/01/29 246,301
350,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 368,398
410,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 431,552
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 269,965
275,000 County of Buffalo NE, Nebraska GO,
4.00%, 12/15/31 277,114
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 387,051

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 $ 308,695
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 274,303
120,000 County of Douglas NE, Nebraska RB,
3.60%, 10/01/27 120,205
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 349,867
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 200,382
265,000 Cuming County Public Power District
Operation Round-Up Fund, Nebraska
RB, 1.50%, 12/15/25 270,631
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 323,561
50,000 Douglas County Hospital Authority
No. 1, Nebraska RB, AMBAC,
5.25%, 09/01/21 50,413
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,322,725
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 213,663
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 265,503
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 750,982
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 203,030
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,718
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,278
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 275,960
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 221,497
85,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.10%, 05/15/30 85,083
100,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.05%, 05/15/29 100,103
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 795,517
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 819,739
Principal
Amount
Security
Description Value
$ 300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 $ 322,016
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 310,905
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 767,683
830,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 935,714
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 388,828
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 454,166
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 480,712
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 72,483
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 307,850
185,000 Grand Island Public Schools, Nebraska
GO, 4.00%, 12/15/24 188,265
730,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 884,535
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 465,906
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 587,412
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 836,707
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 853,122
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 305,317
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 316,773
550,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 699,501
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 585,196
765,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 873,597
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 331,509
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 266,809
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 560,934
225,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/32 228,566
200,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/25 203,170

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 $ 553,726
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 1,041,448
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 576,467
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 560,653
1,000,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/21 1,020,021
180,000 Mid-Plains Community College Area
Facilities Corp., Nebraska RB, 3.00%,
10/15/25 180,444
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,526,484
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 144,876
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 227,036
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 206,934
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 558,474
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 521,393
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 355,814
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 517,462
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 236,434
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 503,071
5,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 5,112
370,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 378,897
230,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 235,170
1,050,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 1,074,600
540,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/34 552,630
700,000 Nebraska State College Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 846,988
Principal
Amount
Security
Description Value
$ 315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 $ 315,665
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 472,800
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 369,823
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 477,052
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 731,614
785,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 928,052
525,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 631,789
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,162,639
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 773,809
270,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/32 347,414
205,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/31 209,627
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 922,170
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 600,773
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 190,560
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 657,480
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,656,790
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 194,979
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 323,527
400,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/30 499,027
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 305,436
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 367,077
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 918,000
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 142,377
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,215

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 30,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 $ 30,043
60,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 60,113
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 104,016
90,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 90,187
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 554,350
220,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/25 263,890
225,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/26 278,273
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 343,646
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 458,328
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 313,268
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 520,095
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 286,628
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 227,083
100,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/25 117,644
650,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 760,737
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 582,301
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 592,211
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 610,531
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 445,788
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,914,165
75,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/26 76,663
105,000 West Haymarket Joint Public Agency,
Nebraska GO, 4.00%, 12/15/28 106,853
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 472,133
68,320,833
Principal
Amount
Security
Description Value
North Dakota - 0.7%
$ 500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 $ 530,460
South Dakota - 0.7%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 472,353
69,323,646
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.9%
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 648,445
Total Government & Agency Obligations (Cost
$66,926,854) 69,972,091
Shares
Security
Description Value
Short-Term Investments - 0.8%
Investment Company - 0.8%
554,740 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 554,740
Total Short-Term Investments (Cost $554,740) 554,740
Investments, at value - 99.7% (Cost $67,481,594) 70,526,831
Other assets in excess of liabilities - 0.3% 177,338
NET ASSETS - 100.0% $ 70,704,169
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2021.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
AMBAC American Municipal Bond Assurance Corporation
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
BALANCED FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 64.6%
Communication Services - 6.9%
6,975 Activision Blizzard, Inc. $ 665,694
942 Alphabet, Inc., Class C (a) 2,360,954
11,500 Comcast Corp., Class A 655,730
4,275 Facebook, Inc., Class A (a) 1,486,460
9,700 Verizon Communications, Inc. 543,491
5,712,329
Consumer Discretionary - 8.1%
683 Amazon.com, Inc. (a) 2,349,629
258 Booking Holdings, Inc. (a) 564,527
11,000 Gentex Corp. 363,990
5,190 NIKE, Inc., Class B 801,803
940 O'Reilly Automotive, Inc. (a) 532,237
1,010 Pool Corp. 463,247
3,750 Royal Caribbean Cruises, Ltd. (a) 319,800
2,540 The Home Depot, Inc. 809,981
1,360 Ulta Beauty, Inc. (a) 470,247
6,675,461
Consumer Staples - 3.5%
4,625 Church & Dwight Co., Inc. 394,143
2,580 Constellation Brands, Inc., Class A 603,436
1,635 Costco Wholesale Corp. 646,920
7,030 Lamb Weston Holdings, Inc. 567,040
4,490 Walmart, Inc. 633,180
2,844,719
Energy - 2.0%
3,300 Diamondback Energy, Inc. 309,837
3,600 EOG Resources, Inc. 300,384
7,800 Exxon Mobil Corp. 492,024
2,700 Phillips 66 231,714
10,900 Schlumberger NV 348,909
1,682,868
Financials - 7.7%
765 BlackRock, Inc. 669,352
3,065 Chubb, Ltd. 487,151
2,055 CME Group, Inc. 437,057
12,700 Equitable Holdings, Inc. 386,715
5,600 First American Financial Corp. 349,160
6,725 JPMorgan Chase & Co. 1,046,006
21,100 KeyCorp 435,715
7,400 Morgan Stanley 678,506
4,140 Northern Trust Corp. 478,667
5,580 South State Corp. 456,221
9,550 U.S. Bancorp 544,064
8,700 Wells Fargo & Co. 394,023
6,362,637
Health Care - 8.0%
5,500 Abbott Laboratories 637,615
6,300 AMN Healthcare Services, Inc. (a) 610,974
1,230 Biogen, Inc. (a) 425,912
7,025 Edwards Lifesciences Corp. (a) 727,579
Shares
Security
Description Value
3,225 Eli Lilly & Co. $ 740,202
5,500 Horizon Therapeutics PLC (a) 515,020
980 Humana, Inc. 433,866
5,475 Integer Holdings Corp. (a) 515,745
1,804 LHC Group, Inc. (a) 361,269
1,680 Thermo Fisher Scientific, Inc. 847,510
4,040 Zoetis, Inc. 752,894
6,568,586
Industrials - 6.4%
4,600 AMETEK, Inc. 614,100
1,400 Cintas Corp. 534,800
23,700 CSX Corp. 760,296
8,850 IAA, Inc. (a) 482,679
6,700 MasTec, Inc. (a) 710,870
9,537 Raytheon Technologies Corp. 813,601
7,900 The Timken Co. 636,661
4,950 Waste Management, Inc. 693,545
5,246,552
Information Technology - 16.6%
1,620 Adobe, Inc. (a) 948,737
24,935 Apple, Inc. 3,415,098
1,775 Broadcom, Inc. 846,391
3,230 CDW Corp. 564,119
3,010 Citrix Systems, Inc. 352,983
3,125 CMC Materials, Inc. 471,062
1,835 FleetCor Technologies, Inc. (a) 469,870
2,520 Mastercard, Inc., Class A 920,027
4,225 Microchip Technology, Inc. 632,652
11,975 Microsoft Corp. 3,244,027
1,695 NVIDIA Corp. 1,356,170
1,075 Paycom Software, Inc. (a) 390,730
13,611,866
Materials - 2.4%
7,790 Berry Global Group, Inc. (a) 508,064
4,450 FMC Corp. 481,490
2,425 Linde PLC 701,067
11,300 PureCycle Technologies, Inc. (a) 267,245
1,957,866
Real Estate - 1.8%
1,970 American Tower Corp. REIT 532,176
9,390 First Industrial Realty Trust, Inc. REIT 490,439
2,625 Sun Communities, Inc. REIT 449,925
1,472,540
Utilities - 1.2%
3,575 Atmos Energy Corp. 343,593
5,420 NextEra Energy, Inc. 397,178
4,100 Southwest Gas Holdings, Inc. 271,379
1,012,150
Total Common Stocks (Cost $26,659,039) 53,147,574

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
BALANCED FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 6.3%
Asset Backed Securities - 2.6%
$ 125,000 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) $ 125,007
134,110 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 139,721
238,595 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 242,445
75,000 CF Hippolyta, LLC, 1.53%,
03/15/61 (b) 75,501
137,899 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 140,088
69,234 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 71,433
81,350 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 81,997
130,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.67%, 10/15/31 (b)(d) 132,188
126,533 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 127,758
74,526 PHEAA Student Loan Trust (USD 3
Month LIBOR + 1.10%), 1.25%,
06/25/38 (b)(d) 75,499
60,534 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.82%, 12/24/33 (b)(d) 59,874
120,000 Progress Residential Trust, 1.52%,
07/17/38 (b) 119,998
160,077 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.83%,
07/25/22 (d) 161,521
107,202 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 109,898
83,017 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 87,881
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 70,284
139,863 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 138,063
180,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (b) 180,478
2,139,634
Non-Agency Commercial Mortgage Backed Securities - 2.5%
375,000 American Tower Trust #1, 3.07%,
03/15/23 (b) 376,824
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 199,630
Principal
Amount
Security
Description Value
$ 125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 $ 140,527
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 182,945
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 217,712
218,959 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 226,657
211,934 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 211,732
109,191 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(c) 109,627
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 84,153
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 162,726
149,207 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 148,676
2,061,209
Non-Agency Residential Mortgage Backed Securities - 1.2%
67,825 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.96%, 12/25/33 (b)(d) 67,291
15,677 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.20%, 04/28/39 (d) 15,680
197,867 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 188,854
117,327 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 119,774
116,361 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 116,314
77,333 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 80,217
21,877 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 23,021
139,084 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 146,473
9,039 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (b)(c) 9,054
95,942 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 95,167
78,829 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 79,751
6,358 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.75%), 0.84%,
05/25/36 (b)(d) 6,356
40,625 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 43,069

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
BALANCED FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 7,084 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (b)(c) $ 7,100
3,400 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (b)(c) 3,398
1,001,519
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $5,122,930) 5,202,362
Corporate Bonds - 12.2%
Communication Services - 0.9%
348,000 AT&T, Inc., 4.30%, 02/15/30 402,227
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 368,842
771,069
Consumer Discretionary - 1.6%
140,000 Dollar General Corp., 3.50%, 04/03/30 153,800
166,000 Dollar General Corp., 3.25%, 04/15/23 173,225
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 106,000
265,000 McDonald's Corp., 2.13%, 03/01/30 267,904
50,000 Newell Brands, Inc., 4.70%, 04/01/26 55,756
50,000 Starbucks Corp., 2.00%, 03/12/27 51,359
265,000 The Walt Disney Co., 2.65%, 01/13/31 278,142
215,000 Whirlpool Corp., 4.70%, 06/01/22 223,340
1,309,526
Consumer Staples - 0.4%
175,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 180,309
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 178,507
358,816
Financials - 4.0%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 273,806
240,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 267,107
395,000 CME Group, Inc., 3.00%, 03/15/25 423,000
270,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 267,645
305,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 301,139
130,000 JPMorgan Chase & Co., 3.25%,
09/23/22 134,687
110,000 KeyCorp, MTN, 2.25%, 04/06/27 113,896
120,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 128,944
230,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 258,135
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 73,767
245,000 Regions Financial Corp., 3.80%,
08/14/23 261,230
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 243,285
Principal
Amount
Security
Description Value
$ 230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) $ 259,325
270,000 Wells Fargo & Co., 3.00%, 04/22/26 290,320
3,296,286
Health Care - 0.4%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 122,276
132,000 Becton Dickinson and Co., 3.73%,
12/15/24 143,741
266,017
Industrials - 2.2%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 252,290
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 267,389
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 283,819
150,000 Roper Technologies, Inc., 2.80%,
12/15/21 151,424
170,000 TTX Co., 3.60%, 01/15/25 (b) 185,615
235,000 Union Pacific Corp., 3.95%, 09/10/28 269,468
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 269,777
250,000 Waste Management, Inc., 1.50%,
03/15/31 236,557
1,916,339
Information Technology - 2.4%
245,000 Applied Materials, Inc., 1.75%,
06/01/30 242,282
215,000 eBay, Inc., 3.60%, 06/05/27 238,824
135,000 NVIDIA Corp., 2.85%, 04/01/30 146,134
200,000 Oracle Corp., 3.40%, 07/08/24 214,394
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 299,452
250,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 256,875
210,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 198,051
310,000 Xilinx, Inc., 2.38%, 06/01/30 315,118
1,911,130
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 228,665
Total Corporate Bonds (Cost $9,628,001) 10,057,848
Government & Agency Obligations - 12.6%
GOVERNMENT SECURITIES - 11.3%
Municipals - 0.8%
350,000 California State University, California
RB, 5.45%, 11/01/22 373,975
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 121,047
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 50,160

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
BALANCED FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 100,000 Vista Community Development
Commission, California Tax
Allocation Bond, 7.61%, 09/01/21 $ 100,573
645,755
Treasury Inflation Index Securities - 1.0%
239,866 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 284,988
483,141 U.S. Treasury Inflation Indexed Note,
0.13%, 01/15/22 (f) 494,648
779,636
U.S. Treasury Securities - 9.5%
2,110,000 U.S. Treasury Note, 1.63%, 11/15/22 2,152,529
3,350,000 U.S. Treasury Note, 2.13%, 05/15/25 3,537,260
1,765,000 U.S. Treasury Note, 2.25%, 02/15/27 1,886,413
255,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 257,520
7,833,722
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.3%
Federal Home Loan Mortgage Corp. - 0.9%
199,908 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 201,829
133,758 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 138,682
74,217 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 78,184
5,405 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 5,422
57,103 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 59,096
9,721,261 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (b) 26
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 252,996
736,235
Federal National Mortgage Association - 0.2%
34,540 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 36,900
87,440 Federal National Mortgage Association
REMIC, 4.15%, 04/25/29 (c) 96,521
54,219 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 55,665
189,086
Government National Mortgage Association - 0.2%
103,740 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 110,614
Total Government & Agency Obligations (Cost
$9,823,503) 10,295,048
Shares
Security
Description Value
Short-Term Investments - 4.4%
Investment Company - 4.4%
3,595,309 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (h) $ 3,595,309
Total Short-Term Investments (Cost $3,595,309) 3,595,309
Investments, at value - 100.1% (Cost $54,828,782) 82,298,141
Other liabilities in excess of assets - (0.1)% (83,644)
NET ASSETS - 100.0% $ 82,214,497
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2021, the aggregate value of these liquid securities were $5,414,571 or
6.6% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2021.
(d) Floating rate security. Rate presented is as of June 30, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2021.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
GROWTH OPPORTUNITIES FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 98.8%
Communication Services - 5.4%
59,000 Altice USA, Inc., Class A (a) $ 2,014,260
13,750 IAC/InterActiveCorp (a) 2,119,837
6,500 Spotify Technology SA (a) 1,791,335
22,323 Vimeo, Inc. (a) 1,093,827
210,600 Zynga, Inc. (a) 2,238,678
9,257,937
Consumer Discretionary - 14.9%
7,500 Burlington Stores, Inc. (a) 2,414,925
5,600 Domino's Pizza, Inc. 2,612,344
18,000 DR Horton, Inc. 1,626,660
9,310 Five Below, Inc. (a) 1,799,344
17,400
Floor & Decor Holdings, Inc.,
Class A (a) 1,839,180
7,700 Hilton Worldwide Holdings, Inc. (a) 928,774
5,600 Lululemon Athletica , Inc. (a) 2,043,832
18,900 Ollie's Bargain Outlet Holdings, Inc. (a) 1,590,057
3,300 O'Reilly Automotive, Inc. (a) 1,868,493
17,700 Planet Fitness, Inc., Class A (a) 1,331,925
4,300 Pool Corp. 1,972,238
15,500 Restaurant Brands International, Inc. 998,820
39,400 Stitch Fix, Inc., Class A (a) 2,375,820
21,200 YETI Holdings, Inc. (a) 1,946,584
25,348,996
Consumer Staples - 2.0%
22,000 Church & Dwight Co., Inc. 1,874,840
6,700 Post Holdings, Inc. (a) 726,749
21,400 The Kroger Co. 819,834
3,421,423
Energy - 1.1%
20,000 Diamondback Energy, Inc. 1,877,800
Financials - 6.0%
7,200 eHealth, Inc. (a) 420,480
66,000 Equitable Holdings, Inc. 2,009,700
15,000 LPL Financial Holdings, Inc. 2,024,700
1,640 MarketAxess Holdings, Inc. 760,288
5,100 MSCI, Inc. 2,718,708
36,700 OneMain Holdings, Inc. 2,198,697
10,132,573
Health Care - 17.4%
65,600 AdaptHealth Corp. (a) 1,798,096
15,000 Alexion Pharmaceuticals, Inc. (a) 2,755,650
6,000 Bio- Techne Corp. 2,701,560
31,300 Horizon Therapeutics PLC (a) 2,930,932
5,600 IDEXX Laboratories, Inc. (a) 3,536,680
15,000 Incyte Corp. (a) 1,261,950
6,100 Insulet Corp. (a) 1,674,511
9,400 LHC Group, Inc. (a) 1,882,444
Shares
Security
Description Value
40,900 Maravai LifeSciences Holdings, Inc. (a) $ 1,706,757
4,600 Masimo Corp. (a) 1,115,270
700 Quidel Corp. (a) 89,684
1,400 Sage Therapeutics, Inc. (a) 79,534
6,300 Seagen , Inc. (a) 994,644
4,825 Teladoc Health, Inc. (a) 802,349
4,700 Teleflex, Inc. 1,888,413
4,100 The Cooper Cos., Inc. 1,624,707
8,700 Veeva Systems, Inc., Class A (a) 2,705,265
29,548,446
Industrials - 13.6%
13,200 AMETEK, Inc. 1,762,200
4,200 Cintas Corp. 1,604,400
28,500 CoStar Group, Inc. (a) 2,360,370
11,400 Dover Corp. 1,716,840
30,000 IAA, Inc. (a) 1,636,200
21,800 ITT, Inc. 1,996,662
10,500 Old Dominion Freight Line, Inc. 2,664,900
19,100 Quanta Services, Inc. 1,729,887
1,830 TransDigm Group, Inc. (a) 1,184,541
24,500 TransUnion 2,690,345
23,600 Trex Co., Inc. (a) 2,412,156
9,300 XPO Logistics, Inc. (a) 1,300,977
23,059,478
Information Technology - 34.6%
12,000 Broadridge Financial Solutions, Inc. 1,938,360
7,970 CDW Corp. 1,391,961
13,000 DocuSign, Inc. (a) 3,634,410
73,000 Dropbox, Inc., Class A (a) 2,212,630
47,800 Dynatrace , Inc. (a) 2,792,476
6,300 EPAM Systems, Inc. (a) 3,219,048
4,680 Fair Isaac Corp. (a) 2,352,542
9,800 FleetCor Technologies, Inc. (a) 2,509,388
9,800 Fortinet, Inc. (a) 2,334,262
10,200 KLA Corp. 3,306,942
36,200 LivePerson , Inc. (a) 2,289,288
15,200 Microchip Technology, Inc. 2,276,048
13,600 MKS Instruments, Inc. 2,420,120
4,800 Monolithic Power Systems, Inc. 1,792,560
6,700 Palo Alto Networks, Inc. (a) 2,486,035
5,650 Paychex, Inc. 606,245
7,400 Paycom Software, Inc. (a) 2,689,678
86,700 Pure Storage, Inc., Class A (a) 1,693,251
10,250 RingCentral, Inc., Class A (a) 2,978,445
41,300 Smartsheet , Inc., Class A (a) 2,986,816
2,370 SolarEdge Technologies, Inc. (a) 654,997
7,000 Splunk , Inc. (a) 1,012,060
10,000 Synopsys, Inc. (a) 2,757,900
45,500 Tenable Holdings, Inc. (a) 1,881,425
5,700 Twilio , Inc. (a) 2,246,712

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
GROWTH OPPORTUNITIES FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
4,500 Zebra Technologies Corp. (a) $ 2,382,705
58,846,304
Materials - 2.5%
20,900 Ball Corp. 1,693,318
31,200 Berry Global Group, Inc. (a) 2,034,864
5,100 FMC Corp. 551,820
4,280,002
Real Estate - 1.3%
27,100 Americold Realty Trust REIT 1,025,735
6,800 Sun Communities, Inc. REIT 1,165,520
2,191,255
Total Common Stocks (Cost $108,814,613) 167,964,214
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
2,000,257
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 2,000,257
Total Short-Term Investments (Cost $2,000,257) 2,000,257
Investments, at value - 100.0% (Cost $110,814,870) 169,964,471
Other liabilities in excess of assets - 0.0% (43,590)
NET ASSETS - 100.0% $ 169,920,881
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.0%
Communication Services - 2.8%
869 Nexstar Media Group, Inc., Class A $ 128,508
Consumer Discretionary - 13.0%
384 Burlington Stores, Inc. (a) 123,644
995 Dorman Products, Inc. (a) 103,152
2,806 G-III Apparel Group, Ltd. (a) 92,205
465 LGI Homes, Inc. (a) 75,302
1,026 Ollie's Bargain Outlet Holdings, Inc. (a) 86,317
595 Tractor Supply Co. 110,706
591,326
Consumer Staples - 4.2%
362 Casey's General Stores, Inc. 70,459
298 Coca-Cola Consolidated, Inc. 119,835
190,294
Energy - 2.2%
3,780 CNX Resources Corp. (a) 51,635
300 Pioneer Natural Resources Co. 48,756
100,391
Financials - 15.1%
838 Arthur J Gallagher & Co. 117,387
820 Cullen/Frost Bankers, Inc. 91,840
70 Markel Corp. (a) 83,070
1,052 Selective Insurance Group, Inc. 85,370
1,096 South State Corp. 89,609
1,506 Stifel Financial Corp. 97,679
747 UMB Financial Corp. 69,516
1,441 United Bankshares , Inc. 52,596
687,067
Health Care - 14.6%
1,342 AMN Healthcare Services, Inc. (a) 130,147
509 ICON PLC (a) 105,216
1,820 Integra LifeSciences Holdings Corp. (a) 124,197
462 LHC Group, Inc. (a) 92,520
514 Omnicell , Inc. (a) 77,845
898 PerkinElmer, Inc. 138,660
668,585
Industrials - 18.2%
300 CACI International, Inc., Class A (a) 76,536
483 Carlisle Cos., Inc. 92,437
715 EnerSys 69,877
697 Fortune Brands Home & Security, Inc. 69,428
582 Forward Air Corp. 52,234
812 Franklin Electric Co., Inc. 65,463
710 ICF International, Inc. 62,381
744 Oshkosh Corp. 92,732
817 Quanta Services, Inc. 73,996
1,133 Robert Half International, Inc. 100,803
621 Tetra Tech, Inc. 75,787
831,674
Information Technology - 15.8%
744 Ambarella , Inc. (a) 79,333
Shares
Security
Description Value
974 Blackbaud , Inc. (a) $ 74,579
1,624 Bottomline Technologies DE, Inc. (a) 60,218
459 Broadridge Financial Solutions, Inc. 74,142
804 ExlService Holdings, Inc. (a) 85,433
408 Littelfuse , Inc. 103,954
426 MKS Instruments, Inc. 75,807
757 PTC, Inc. (a) 106,934
627 Qualys , Inc. (a) 63,133
723,533
Materials - 3.6%
522 Balchem Corp. 68,518
1,091 RPM International, Inc. 96,750
165,268
Real Estate - 7.1%
1,324 American Campus Communities, Inc.
REIT 61,857
1,201 Duke Realty Corp. REIT 56,867
2,846 Easterly Government Properties, Inc.
REIT 59,994
300 Jones Lang LaSalle, Inc. (a) 58,638
822 Lamar Advertising Co., Class A REIT 85,833
323,189
Utilities - 2.4%
1,110 IDACORP, Inc. 108,225
Total Common Stocks (Cost $3,303,182) 4,518,060
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
52,450 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 52,450
Total Short-Term Investments (Cost $52,450) 52,450
Investments, at value - 100.2% (Cost $3,355,632) 4,570,510
Other liabilities in excess of assets - (0.2)% (7,740)
NET ASSETS - 100.0% $ 4,562,770

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2021 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2021
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 97.6%
Communication Services - 2.4%
117,259 Nexstar Media Group, Inc., Class A $ 17,340,261
Consumer Discretionary - 13.6%
248,355 Boot Barn Holdings, Inc. (a) 20,874,238
150,518 Dorman Products, Inc. (a) 15,604,201
392,723 G-III Apparel Group, Ltd. (a) 12,904,878
287,522 La-Z-Boy, Inc. 10,649,815
60,531 LGI Homes, Inc. (a) 9,802,390
447,347 Movado Group, Inc. 14,078,010
87,721 Ollie's Bargain Outlet Holdings, Inc. (a) 7,379,967
111,603 Patrick Industries, Inc. 8,147,019
99,440,518
Consumer Staples - 3.7%
44,023 Coca-Cola Consolidated, Inc. 17,702,969
54,219 J & J Snack Foods Corp. 9,456,336
27,159,305
Energy - 2.0%
1,039,547 CNX Resources Corp. (a) 14,200,212
Financials - 16.6%
392,157 Atlantic Union Bankshares Corp. 14,203,927
227,477 Mercantile Bank Corp. 6,869,805
218,332 Moelis & Co., Class A 12,420,907
399,682 Old National Bancorp 7,038,400
210,951 Seacoast Banking Corp. of Florida 7,203,977
257,580 Selective Insurance Group, Inc. 20,902,617
180,703 South State Corp. 14,774,277
171,639 Stewart Information Services Corp. 9,730,215
160,957 Stifel Financial Corp. 10,439,671
74,693 UMB Financial Corp. 6,950,931
284,042 United Bankshares , Inc. 10,367,533
120,902,260
Health Care - 13.3%
207,569 AMN Healthcare Services, Inc. (a) 20,130,041
268,262 Integra LifeSciences Holdings Corp. (a) 18,306,199
35,687 LHC Group, Inc. (a) 7,146,679
87,802 Medpace Holdings, Inc. (a) 15,508,467
271,948 Natus Medical, Inc. (a) 7,065,209
116,773 Omnicell , Inc. (a) 17,685,271
82,785 Pacira BioSciences , Inc. (a) 5,023,394
199,801 Supernus Pharmaceuticals, Inc. (a) 6,151,873
97,017,133
Industrials - 17.8%
143,478 American Woodmark Corp. (a) 11,720,718
203,361 Barnes Group, Inc. 10,422,251
28,566 CACI International, Inc., Class A (a) 7,287,758
146,877 Comfort Systems USA, Inc. 11,572,439
76,068 CSW Industrials, Inc. 9,011,015
104,230 EnerSys 10,186,398
155,131 Forward Air Corp. 13,923,007
162,819 Franklin Electric Co., Inc. 13,126,468
168,241 ICF International, Inc. 14,781,654
205,465 Kforce , Inc. 12,929,913
Shares
Security
Description Value
207,893 Korn Ferry $ 15,082,637
130,044,258
Information Technology - 15.3%
86,103 Ambarella , Inc. (a) 9,181,163
389,081 Benchmark Electronics, Inc. 11,073,245
129,397 Blackbaud , Inc. (a) 9,907,928
250,783 Bottomline Technologies DE, Inc. (a) 9,299,034
160,553 Cass Information Systems, Inc. 6,542,535
260,575 CTS Corp. 9,682,967
120,250 Diodes, Inc. (a) 9,592,342
125,594 ExlService Holdings, Inc. (a) 13,345,618
232,980 Onto Innovation, Inc. (a) 17,016,859
170,506 Silicon Motion Technology Corp., ADR 10,929,435
49,121 SPS Commerce, Inc. (a) 4,904,732
111,475,858
Materials - 3.9%
98,322 Balchem Corp. 12,905,746
124,542 Kaiser Aluminum Corp. 15,379,691
28,285,437
Real Estate - 5.3%
132,149 Agree Realty Corp. REIT 9,315,183
442,006 Easterly Government Properties, Inc.
REIT 9,317,487
238,887 Getty Realty Corp. REIT 7,441,330
325,961 Marcus & Millichap, Inc. (a) 12,670,104
38,744,104
Utilities - 3.7%
63,687 Chesapeake Utilities Corp. 7,663,457
123,813 IDACORP, Inc. 12,071,767
134,576 Unitil Corp. 7,128,491
26,863,715
Total Common Stocks (Cost $423,914,567) 711,473,061
Shares
Security
Description Value
Short-Term Investments - 2.6%
Investment Company - 2.6%
18,978,137 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 18,978,137
Total Short-Term Investments (Cost $18,978,137) 18,978,137
Investments, at value - 100.2% (Cost $442,892,704) 730,451,198
Other liabilities in excess of assets - (0.2)% (1,754,227)
NET ASSETS - 100.0% $ 728,696,971

Notes to Schedules of Portfolio Investments
June 30, 2021
(Unaudited)
Quarterly Report 2021

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

Notes to Schedules of Portfolio Investments
June 30, 2021
(Unaudited)
Quarterly Report 2021

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2021, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 45,176,761 $ – $ 45,176,761
Non-Agency Commercial Mortgage Backed Securities – 29,130,024 – 29,130,024
Non-Agency Residential Mortgage Backed Securities – 30,485,768 – 30,485,768
Corporate Bonds – 81,187,722 – 81,187,722
Government & Agency Obligations – 43,692,713 – 43,692,713
Preferred Stocks 542,300 – – 542,300
Short-Term Investments 6,743,671 – – 6,743,671
Total $ 7,285,971 $ 229,672,988 $ – $ 236,958,959
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 17,988,969 $ – $ 17,988,969
Non-Agency Commercial Mortgage Backed Securities – 15,138,868 – 15,138,868
Non-Agency Residential Mortgage Backed Securities – 22,636,606 – 22,636,606
Corporate Bonds – 69,943,256 – 69,943,256
Government & Agency Obligations – 74,574,039 – 74,574,039
Short-Term Investments 3,183,439 – – 3,183,439
Total $ 3,183,439 $ 200,281,738 $ – $ 203,465,177

Notes to Schedules of Portfolio Investments
June 30, 2021
(Unaudited)
Quarterly Report 2021

* See Schedules of Portfolio Investments for further industry classification.
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 69,972,091 $ – $ 69,972,091
Short-Term Investments 554,740 – – 554,740
Total $ 554,740 $ 69,972,091 $ – $ 70,526,831
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 53,147,574 $ – $ – $ 53,147,574
Asset Backed Securities – 2,139,634 – 2,139,634
Non-Agency Commercial Mortgage Backed Securities – 2,061,209 – 2,061,209
Non-Agency Residential Mortgage Backed Securities – 1,001,519 – 1,001,519
Corporate Bonds – 10,057,848 – 10,057,848
Government & Agency Obligations – 10,295,048 – 10,295,048
Short-Term Investments 3,595,309 – – 3,595,309
Total $ 56,742,883 $ 25,555,258 $ – $ 82,298,141
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 167,964,214 $ – $ – $ 167,964,214
Short-Term Investments 2,000,257 – – 2,000,257
Total $ 169,964,471 $ – $ – $ 169,964,471
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/mid Cap Fund
Common Stocks* $ 4,518,060 $ – $ – $ 4,518,060
Short-Term Investments 52,450 – – 52,450
Total $ 4,570,510 $ – $ – $ 4,570,510
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 711,473,061 $ – $ – $ 711,473,061
Short-Term Investments 18,978,137 – – 18,978,137
Total $ 730,451,198 $ – $ – $ 730,451,198

Notes to Schedules of Portfolio Investments
June 30, 2021
(Unaudited)
Quarterly Report 2021

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.